TAXES ON INCOME (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating Loss Carryforwards [Line Items]
Liability for unrecognized tax benefits	$ 148	$ 139	$ 135
Revenues	$ 5,861	$ 6,773	$ 7,551
Tax rates	23.00%	24.00%	25.00%
Development Zone A [Member]
Operating Loss Carryforwards [Line Items]
Tax rates	7.50%
Domestic Country [Member]
Operating Loss Carryforwards [Line Items]
Available carryforward tax losses	$ 28,000
Capital loss carryforwards	473
Foreign Country [Member]
Operating Loss Carryforwards [Line Items]
Available carryforward tax losses	580
Vexigo [Member]
Operating Loss Carryforwards [Line Items]
Available carryforward tax losses	$ 630
Internal Revenue Service (IRS) [Member] | Earliest Tax Year [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward expiration date	Dec. 31, 2021
Internal Revenue Service (IRS) [Member] | Latest Tax Year [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward expiration date	Dec. 31, 2028
Technological preferred enterprise [Member] | Subsidiaries [Member]
Operating Loss Carryforwards [Line Items]
Revenues	$ 10,000,000,000
Tax rates	12.00%